CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (UNAUDITED) - USD ($) $ in Thousands		3 Months Ended				6 Months Ended		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Revenues
Investment income (loss), net		$ (13)	$ (17,099)	$ (10,811)	$ 2,091	$ 487	$ (42,216)	$ (54,010)	$ 15,534	$ 132,620
Loss on financial instruments, net		(42,775)	(21,037)	(56,011)	(2,180)	(46,236)	(33,058)	(51,421)	31,837	(30,670)
Interest and dividend income		114	97	73		230	182	412	7,398	2,082
Trust services and administration revenues		(87)	8	129		15	15	30	540	30
Other income		0	86	2	0	0	86	86	2	36,267
Total revenues		(42,761)	(37,945)	(66,618)	2,364	(45,504)	(74,991)	(104,903)	55,311	140,329
Operating expenses
Employee compensation and benefits		15,398	10,517	10,125	10,910	51,221	22,082	45,527	48,523	128,582
Interest expense		5,114	3,590	2,110		8,898	7,209	15,471	27,457	32,551
Professional services		6,657	14,232	5,449	4,939	17,030	22,089	38,422	17,801	19,045
Provision (provision credit) for credit losses		0	(10)	9,383	0	0	18,781	20,580	18,755	0
Loss on impairment of goodwill		306,684	0			1,402,989	0
Other expenses		5,150	6,726	6,149		12,092	13,799	28,269	13,895	7,564
Total operating expenses		339,003	35,055	33,216	25,601	1,492,230	83,960	148,269	126,431	187,742
Operating loss		(381,764)	(73,000)	(99,834)	(23,237)	(1,537,734)	(158,951)	(253,172)	(71,120)	(47,413)
Loss on extinguishment of debt, related parties				0				0	(34,013)	0
Loss before income taxes									(105,133)	(47,413)
Income tax expense		0	887	1,072	(273)	0	1,284	(1,072)	0	3,459
Net loss		(381,764)	(73,887)	(100,906)	(22,964)	(1,537,734)	(160,235)	(252,100)	(105,133)	(50,872)
Less: Net (income) loss attributable to noncontrolling interests		14,196	72,651	60,267		58,748	108,898	136,942	43,383	(7,168)
Less: Noncash deemed contribution on extinguishment of redeemable noncontrolling interest				0				0	14,200	0
Less: Noncash deemed dividend on extinguishment of preferred equity interests of noncontrolling interest holders				0				0	(46,202)	0
Less: Noncontrolling interest guaranteed payment		(4,167)	(3,926)	(3,788)	0	(8,272)	(7,794)	(15,822)	(1,264)	0
Net loss attributable to Beneficient common shareholders		(371,735)	(5,162)	(44,427)	(6,796)	(1,487,258)	(59,131)	(130,980)	(95,016)	(58,040)
Other comprehensive income (loss):
Unrealized gain (loss) on investments in available-for-sale debt securities		(105)	9,505	110	0	4,185	7,707	11,226	(1,436)	0
Total comprehensive income (loss)		(371,840)	4,343	(44,317)	(6,796)	(1,483,073)	(51,424)	(119,754)	(96,452)	(58,040)
Less: comprehensive gain (loss) attributable to noncontrolling interests		(105)	9,505	110		4,185	7,707	11,226	(1,436)	0
Total comprehensive loss attributable to Beneficient		(371,735)	(5,162)	$ (44,427)	$ (6,796)	(1,487,258)	(59,131)	$ (130,980)	$ (95,016)	$ (58,040)
Earnings Per Share [Abstract]
Net loss per common unit - basic (in dollars per share)				$ (0.66)	$ (0.14)			$ (1.94)	$ (1.84)	$ (1.27)
Net loss per common unit - diluted (in dollars per share)				$ (0.66)	$ (0.14)			$ (1.94)	$ (1.84)	$ (1.27)
Weighted Average Number of Shares Outstanding [Abstract]
Weighted average common units outstanding - basic (in shares)				67,486,168	48,205,800			67,486,168	51,534,365	45,807,648
Weighted average common units outstanding - diluted (in shares)				67,486,168	48,205,800			67,486,168	51,534,365	45,807,648
Common Class A
Operating expenses
Net loss attributable to Beneficient common shareholders		$ (344,580)	$ (4,666)			$ (1,378,616)	$ (53,453)
Earnings Per Share [Abstract]
Net loss per common unit - basic (in dollars per share)	[1]	$ (1.45)	$ (0.03)			$ (6.51)	$ (0.3)
Net loss per common unit - diluted (in dollars per share)	[1]	$ (1.45)	$ (0.03)			$ (6.51)	$ (0.3)
Weighted Average Number of Shares Outstanding [Abstract]
Weighted average common units outstanding - basic (in shares)	[1]	237,741,391	180,178,268			211,618,712	180,178,268
Weighted average common units outstanding - diluted (in shares)	[1]	237,741,391	180,178,268			211,618,712	180,178,268
Common Class B
Operating expenses
Net loss attributable to Beneficient common shareholders		$ (27,155)	$ (496)			$ (108,642)	$ (5,678)
Earnings Per Share [Abstract]
Net loss per common unit - basic (in dollars per share)	[1]	$ (1.42)	$ (0.03)			$ (5.68)	$ (0.3)
Net loss per common unit - diluted (in dollars per share)	[1]	$ (1.42)	$ (0.03)			$ (5.68)	$ (0.3)
Weighted Average Number of Shares Outstanding [Abstract]
Weighted average common units outstanding - basic (in shares)	[1]	19,140,451	19,140,451			19,140,451	19,140,451
Weighted average common units outstanding - diluted (in shares)	[1]	19,140,451	19,140,451			19,140,451	19,140,451
Related Party
Operating expenses
Loss on extinguishment of debt, related parties									$ (34,013)	$ 0
Nonrelated Party
Revenues
Loss on financial instruments, net				$ (56,011)	$ (2,180)			$ (51,421)	31,837	(30,670)
Interest and dividend income				73	1,937			412	7,398	2,082
Trust services and administration revenues				129	516			30	540	30
Operating expenses
Interest expense				2,110	7,184			15,471	27,457	32,551
Other expenses				6,149	2,568			28,269	13,895	7,564
Variable Interest Entity, Primary Beneficiary
Operating expenses
Less: Net (income) loss attributable to noncontrolling interests		$ 3,592	$ 72,843	55,229	12,832	$ 17,458	$ 101,554	117,861	30,513	(47,582)
Consolidated Entity, Excluding Consolidated VIE
Operating expenses
Less: Net (income) loss attributable to noncontrolling interests		$ 10,604	$ (192)	$ 5,038	$ 3,336	$ 41,290	$ 7,344	$ 19,081	$ 12,870	$ 40,414

[1]	Retroactively adjusted the three and six months ended September 30, 2022 for the de-SPAC merger transaction as described in Note 4.